Document and Entity Information - shares	3 Months Ended
	Mar. 31, 2017	May 11, 2017
Stock issued to founder, Shares
Entity Registrant Name	Kraig Biocraft Laboratories, Inc
Entity Central Index Key	0001413119
Document Type	Other
Document Period End Date	Mar. 31, 2017
Amendment Flag	false
Current Fiscal Year End Date	--12-31
Is Entity a Well-known Seasoned Issuer?	No
Is Entity a Voluntary Filer?	No
Is Entity's Reporting Status Current?	Yes
Entity Filer Category	Smaller Reporting Company
Entity Common Stock, Shares Outstanding		783,046,190
Document Fiscal Period Focus	Q1
Document Fiscal Year Focus	2017